Taxation - Schedule of Reconciliations of the Income Tax Expenses (Parentheticals) (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliations of the Income Tax Expenses [Abstract]
Statutory PRC income tax rate	[1]	25.00%	25.00%	25.00%

[1]	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in the PRC.